Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship at December 31, 2020
Dandan Liu	Principal shareholder, Chief Executive Officer (“CEO”)

Rongfeng Cui	Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Yanjuan Wang	Rongfeng Cui’s wife

Yan Fu	Former Sales Vice President

Yuxiang Qi	Dandan Liu’s mother

Tide (Shanghai) Industrial Co. Ltd. (“Tide”)	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. (“Like”)	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”)	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”)	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”)	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”)	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”)	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Rongbing Cui serves as supervisor of Quanmin Chongai

Schedule of due from related parties
	December 31,	December 31,
	2020	2019
Tide	$46	$43
Rongfeng Cui	44,484	41,673
Less: Allowance for credit losses	(44,530)	(41,716)
Due from related parties, net	$-	$-

Schedule of due to related parties
	December 31,	December 31,
	2020	2019
Rongbing Cui	10,724	10,046
Rongfeng Cui	31,297	29,341
Total	$42,021	$39,387

Schedule of short term loans from related parties
	December 31,	December 31,
	2020	2019
Rongfeng Cui	$782,773	$751,029
Yuxiang Qi	172,471	112,778
Yan Fu	30,639	28,703
Total	$985,883	$892,510

Schedule of sales to related parties, purchases from related parties and services provided by related parties
	For the Years Ended December 31,
	2020	2019	2018
SALES TO:
Like	$-	$-	$1,167,933
Zhenyu	-	5,778	-
Quanmin Chongai	-	187,063	-
Liujiayi	-	-	25,832
TDH Group BVBA	-	-	325,766
Total Sales	$-	$192,841	$1,519,531
PURCHASES FROM:
Zhenyu	$-	$-	$28,872
TDH Group BVBA	-	-	2,689
Total Purchases	$-	$-	$31,561
SERVICE PROVIDED BY:
Hanyinhe	$-	$-	$9,373
TDH Group BVBA	-	-	278,396
TDH JAPAN	-	-	134,181
Total Services Consumed	$-	$-	$421,950

Schedule of accounts receivables from related parties
	December 31,	December 31,
	2020	2019
Like	$-	$96,580
Quanmin Chongai	-	29,509
Less: Allowance for credit losses	-	(126,089)
Accounts receivables – related parties, net	$-	$-

Schedule of accounts payable to related parties
	December 31,	December 31,
	2020	2019
Yinhe Jiutian	$119,629	$112,069
Kangkang Family Farm	5,022	4,705
Zhenyu Trading	64	60
Total	$124,715	$116,834